STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 28, 2007 day	Oct. 30, 2011
Stock options
Stock-based compensation
Vesting period low end of range		6M
Vesting period high end of the range		4Y
Stock option expiration period		10Y
Number of options granted (pre-split) during one-time stock option grant to full time employees of the company on January 8, 2007	100
The terms under which the universal stock option grant will vest	This grant was to vest upon the earlier of five years or attainment of closing stock price of $50.00 per share (pre-split) for five consecutive trading days, and had an expiration of ten years after the grant date.
The per share closing price of common stock on attainment of which the grants will vest	$ 50.00
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the specific price in order for the granted stocks to get vested (in days)	5
Nonvested shares
Stock-based compensation
Vesting period for nonvested shares issued after September 26, 2010		1Y
Vesting period for nonvested shares issued on or before September 26, 2010		5Y